REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of Information About Receivables, Contract Assets, and Contract Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Trade accounts receivable from contracts with customers, net	$ 31,434,000	$ 28,970,000
Contract assets, current	3,183,000	3,938,000	$ 10,102,000
Contract liabilities, current	(353,000)	(5,320,000)	$ (1,585,000)
Expected credit loss relating to trade accounts receivables from contracts with customers	$ 100,000	$ 15,000.0